INCOME TAX EXPENSE - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R 135.5	R 187.9
Recognised in profit or loss	(19.5)	52.4	R (41.3)
Deferred tax liability (asset)	155.0	135.5	R 187.9
Deferred tax assets have not been recognised [abstract]
Current year tax losses for which no deferred tax has been recognised	(0.8)	(0.3)
Unredeemed capital expenditure	272.9	272.9
Capital losses	330.0	325.2
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognised in profit or loss	(37.7)	83.1
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognised in profit or loss	R (0.3)	R (1.3)